EMPLOYEE BENEFITS - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) structure category shares
Disclosure of defined benefit plans [line items]
Discount rate term year	20 years
Number of employee categories | category	3
Corporate incentive plan categories | category	2
Number of share for pricing (in shares) | shares	1
Number of bonus structures | structure	2
Bonus expense | $	$ 66.8
Provisions for employees benefits, non-current | $	$ 118.9
Range One
Disclosure of defined benefit plans [line items]
Units paid out rate	20.00%
Units paid out term	15 months
Range Two
Disclosure of defined benefit plans [line items]
Units paid out rate	80.00%
Units paid out term	24 months